Consolidated Statement of Changes in Equity (unaudited) - USD ($) $ in Millions		Total	Share capital	Other reserves	Fair value adjustments on equity investments	Actuarial gains from defined benefit plans	Cumulative currency translation effects	Total value adjustments [1]
Beginning balance at Dec. 31, 2022		$ 19,677	$ 20	$ 19,673	$ (33)	$ 67	$ (50)	$ (16)
Net income		343		343
Other comprehensive income/(loss)		4			2	(7)	9	4
Total comprehensive income		347		343	2	(7)	9	4
Dividends		(117)		(117)
Equity-based compensation		23		23
Other movements	[2]	9		9
Total other movements		(85)		(85)
Ending balance at Jun. 30, 2023		19,939	20	19,931	(31)	60	(41)	(12)
Beginning balance at Dec. 31, 2023		20,624	20	20,624	(32)	37	(25)	(20)
Net income		471		471
Other comprehensive income/(loss)		(50)			5	19	(74)	(50)
Total comprehensive income		421		471	5	19	(74)	(50)
Dividends		(131)		(131)
Equity-based compensation		29		29
Other movements	[2]	(2)		(2)
Total other movements		(104)		(104)
Ending balance at Jun. 30, 2024		$ 20,941	$ 20	$ 20,991	$ (27)	$ 56	$ (99)	$ (70)

[1]	"Total value adjustments" are presented net of the corresponding tax effects.
[2]	Activity includes hyperinflationary accounting.